THE LAZARD FUNDS, INC.

Lazard Global Strategic Equity Portfolio

Supplement to Current Statement of Additional Information

The following information supplements the information under the table in "Management—Accounts Managed by the Portfolio Managers":

Portfolio Manager	Registered Investment Companies ($)	Other Pooled Investment Vehicles ($)	Other Accounts ($)
Jimmie Bork†	N/A	N/A	N/A

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†	As of June 30, 2020.

The following information supplements the information under the table in "Management—Portfolio Managers—Ownership of Securities":

As of June 30, 2020, Jimmie Bork did not own beneficially interests in the Portfolio or other accounts.

Dated: July 31, 2020